Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - 10-Q (Details Textual)					1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Oct. 24, 2024 USD ($) $ / shares shares	Oct. 17, 2024	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Jan. 26, 2024 $ / shares	Dec. 31, 2023 $ / shares	Nov. 29, 2023 $ / shares shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001				$ 0.001
Common Stock, Shares Authorized (in shares) | shares			500,000,000		500,000,000	500,000,000		500,000,000	500,000,000					500,000,000
Adjustments to Additional Paid in Capital, Stock Split			$ 18,000,000
Stock Issued During Period, Value, New Issues						$ 1,882,000		$ 103,000	$ 2,840,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares													$ 0.02
Net Income (Loss) Attributable to Parent						(3,337,000)	$ (2,699,000)	(11,410,000)	(15,426,000)
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation						(2,604,000)	(1,852,000)	(8,258,000)	(6,648,000)
Revenues						0	0	0	0
Retained Earnings (Accumulated Deficit)					$ (50,379,000)	(53,716,000)		(50,379,000)	(38,969,000)
Working Capital (Deficit)					7,900,000	7,000,000		7,900,000
Cash and Cash Equivalent					$ 9,136,000	$ 8,589,000		$ 9,136,000	8,608,000
Property, Plant and Equipment, Useful Life (Year)					3 years	3 years		3 years
Liability for Uncertainty in Income Taxes, Current					$ 0	$ 0		$ 0	0
Advertising Expense						$ 0	$ 100,000	$ 100,000	$ 1,800,000
Number of Reportable Segments						1		1
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1
Number of Warrants Per Pre-funded Unit (in shares) | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 6.54
Warrants and Rights Outstanding, Term (Year)	5 years
Class of Warrants or Rights, Maximum Beneficial Ownership	4.99%
Series A Warrants [Member] | Underwriters [Member]
Equity Offering, Option, Maximum Warrants (in shares) | shares		206,422
Class of Warrant or Right, Issued During Period (in shares) | shares		156,809
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1
Number of Warrants Per Pre-funded Unit (in shares) | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.001
Class of Warrants or Rights, Maximum Beneficial Ownership	4.99%
Pre-funded and Series A Warrants [Member]
Class of Warrants or Rights, Maximum Beneficial Ownership	4.99%
Equity-based Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares											$ 0.01	$ 125
Warrants and Rights Outstanding, Term (Year)												5 years
ATM Agreement [Member]
Equity Offering, Maximum Offering Amount										$ 2,100,000
Stock Issued During Period, Shares, New Issues (in shares) | shares					800	1,304,260
Stock Issued During Period, Value, New Issues						$ 2,100,000
Proceeds from Issuance or Sale of Equity					$ 1,746
Underwritten Public Offering [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001
Number of Common Units Issued (in shares) | shares	458,691
Number of Shares Per Common Unit (in shares) | shares	1
Number of Warrants Per Common Unit (in shares) | shares	1
Number of Pre-funded Units Issued (in shares) | shares	917,596
Common Units Issued, Purchase Price (in dollars per share) | $ / shares	$ 6.54
Pre-funded Units Issued, Purchase Price (in dollars per share) | $ / shares	$ 6.539
Proceeds from Issuance or Sale of Equity	$ 10,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	1,500,000
Proceeds from Issuance or Sale of Equity, Net	9,000,000
Underwritten Public Offering [Member] | Non-cash Expenses [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 500,000
Over-Allotment Option [Member] | Underwriters [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		156,809
Equity Offering, Option Period (Day)		45 days
Equity Offering, Option, Maximum Shares (in shares) | shares		206,422
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			20
Reverse Stock Split [Member] | Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				2
Reverse Stock Split [Member] | Maximum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				50